PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Disclosure of changes in provisions

	Balance at December 31, 2017	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements		Balance at December 31, 2018
Environmental (see note 8.3)	815	24	(90)	479	[2]	1,228
Asset retirement obligations (see note 8.3)	427	26	(11)	(20)		422
Site restoration	40	117	(13)	(3)		141
Staff related obligations	183	75	(46)	(11)		201
Voluntary separation plans	79	3	(56)	12		38
Litigation and other (see note 8.3)	328	79	(76)	38		369
Tax claims	126	13	(14)	(5)		120
Other legal claims	202	66	(62)	43		249
Commercial agreements and onerous contracts	24	14	(20)	16		34
Other	126	19	(32)	(12)		101
	2,022	357	(344)	499		2,534
Short-term provisions	410					539
Long-term provisions	1,612					1,995
	2,022					2,534

	Balance at December 31, 2016	Additions[1]	Deductions/ Payments		Effects of foreign exchange and other movements	Balance at December 31, 2017
Environmental (see note 8.3)	745	64	(57)		63	815
Asset retirement obligations (see note 8.3)	358	60	(9)		18	427
Site restoration	43	—	(9)		6	40
Staff related obligations	168	48	(41)		8	183
Voluntary separation plans	79	22	(44)		22	79
Litigation and other (see note 8.3)	413	64	(173)		24	328
Tax claims	211	11	(109)		13	126
Other legal claims	202	53	(64)		11	202
Commercial agreements and onerous contracts	26	18	(22)	[3]	2	24
Other	115	39	(37)		9	126
	1,947	315	(392)		152	2,022
Short-term provisions	426					410
Long-term provisions	1,521					1,612
	1,947					2,022

1.	Additions exclude provisions reversed or utilized during the same year.

2.	Other movements primarily relate to the provisions in connection with environmental remediation obligations in Italy (see note 8.3).
3.
Deductions and payments for commercial agreements and onerous contracts reflect the increase in raw materials and steel prices.
Disclosure of other long-term obligations

	December 31,
	2018	2017
Derivative financial instruments	708	344
Payable from acquisitions	1,506	35
Unfavorable contracts	217	—
Other	588	584
Total	3,019	963

Disclosure of commitment obligations

	December 31,
	2018	2017
Purchase commitments	24,594	24,734
Guarantees, pledges and other collateral	5,527	5,021
Non-cancellable operating leases	1,869	1,311
Capital expenditure commitments	697	878
Other commitments	3,516	1,206
Total	36,203	33,150

Disclosure of operating lease by lessee	The total future minimum lease payments related to finance leases for the year ended December 31, 2018 were as follows:

2019	121
2020 – 2023	392
2024 and beyond	86
Total minimum lease commitments	599
Less: future finance charges	176
Present value of minimum lease payments	423
The total future minimum lease payments related to finance leases for the year ended December 31, 2017 were as follows:

2018	144
2019 – 2022	440
2023 and beyond	160
Total minimum lease commitments	744
Less: future finance charges	256
Present value of minimum lease payments	488
The Company leases various facilities, land and equipment under non-cancellable lease arrangements. Future minimum lease payments required under operating leases that have initial or remaining non-cancellable terms as of December 31, 2018 and 2017 according to maturity periods are as follows:

	December 31,
	2018	2017
Less than 1 year	322	315
1-3 years	414	412
4-5 years	262	252
More than 5 years	871	332
Total	1,869	1,311